Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,030	$ 2,407
Accrued research and development costs	224	1,344
Accrued employee benefits	288	607
Payroll tax and other statutory liabilities	(20)	25
Other accrued liabilities	426	347
Payables and accrued liabilities	$ 1,948	$ 4,730